Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.1%
Aerospace & Defense — 1.6%
L3Harris Technologies, Inc.	6,276	$1,492,872
Banks — 6.8%
Columbia Banking System, Inc.	44,823	1,170,329
Cullen/Frost Bankers, Inc.	8,685	971,504
Popular, Inc.	8,538	856,105
The PNC Financial Services Group, Inc.	8,126	1,502,091
Wintrust Financial Corp.	17,533	1,902,856
		6,402,885
Biotechnology — 1.5%
Corteva, Inc.	23,782	1,398,144
Building Materials — 3.0%
Fortune Brands Innovations, Inc.	18,177	1,627,387
Martin Marietta Materials, Inc.	2,341	1,260,043
		2,887,430
Chemicals — 2.1%
Ashland, Inc.	11,132	968,150
Westlake Corp.	6,609	993,267
		1,961,417
Commercial Services — 2.8%
Robert Half, Inc.	13,133	885,296
TransUnion	17,183	1,799,060
		2,684,356
Computers — 0.6%
Insight Enterprises, Inc.*	2,456	528,998
Distribution & Wholesale — 1.3%
LKQ Corp.	30,098	1,201,512
Diversified Financial Services — 3.0%
Jefferies Financial Group, Inc.	17,426	1,072,570
Lazard, Inc.	35,452	1,786,072
		2,858,642
Electric — 5.5%
Alliant Energy Corp.	42,782	2,596,441
Entergy Corp.	20,018	2,634,569
		5,231,010
Electrical Components & Equipment — 1.5%
AMETEK, Inc.	8,370	1,437,213
Electronics — 4.0%
Arrow Electronics, Inc.*	7,485	994,233
Keysight Technologies, Inc.*	8,740	1,389,048
Vontier Corp.	42,126	1,421,331
		3,804,612
Environmental Control — 1.7%
Waste Connections, Inc.	8,945	1,599,545
Food — 2.3%
Lamb Weston Holdings, Inc.	12,717	823,299
	Number of Shares	Value†

Food — (continued)
The Hershey Co.	7,280	$1,396,158
		2,219,457
Hand & Machine Tools — 1.2%
Lincoln Electric Holdings, Inc.	6,019	1,155,768
Healthcare Products — 4.4%
Avantor, Inc.*	42,534	1,100,355
Globus Medical, Inc., Class A*	17,567	1,256,743
Teleflex, Inc.	4,917	1,216,072
Zimmer Biomet Holdings, Inc.	5,286	570,624
		4,143,794
Healthcare Services — 2.5%
Humana, Inc.	2,813	890,989
Labcorp Holdings, Inc.	6,664	1,489,271
		2,380,260
Home Builders — 1.2%
Toll Brothers, Inc.	7,060	1,090,699
Home Furnishings — 0.9%
SharkNinja, Inc.	7,707	837,828
Insurance — 4.5%
Axis Capital Holdings Ltd.	17,472	1,390,946
RenaissanceRe Holdings Ltd.	3,537	963,479
The Hartford Financial Services Group, Inc.	16,522	1,943,152
		4,297,577
Leisure Time — 0.5%
Brunswick Corp.	5,945	498,310
Machinery — Construction & Mining — 1.3%
BWX Technologies, Inc.	11,765	1,278,855
Media — 1.8%
Fox Corp., Class B	45,172	1,752,674
Mining — 2.5%
Freeport-McMoRan, Inc.	47,245	2,358,470
Miscellaneous Manufacturing — 3.3%
3M Co.	12,204	1,668,287
Carlisle Cos., Inc.	3,284	1,476,979
		3,145,266
Oil & Gas — 5.1%
Chesapeake Energy Corp.	24,922	2,049,834
HF Sinclair Corp.	23,089	1,029,077
Marathon Oil Corp.	67,032	1,785,062
		4,863,973
Oil & Gas Services — 0.8%
Baker Hughes Co.	20,228	731,242
Packaging and Containers — 3.0%
Ball Corp.	22,807	1,548,823

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Packaging and Containers — (continued)
Graphic Packaging Holding Co.	43,017	$1,272,873
		2,821,696
Pharmaceuticals — 1.2%
Cardinal Health, Inc.	9,892	1,093,264
Real Estate — 1.9%
CBRE Group, Inc., Class A*	14,547	1,810,811
Retail — 9.4%
AutoZone, Inc.*	412	1,297,817
Bath & Body Works, Inc.	37,118	1,184,807
Burlington Stores, Inc.*	2,698	710,869
Casey's General Stores, Inc.	6,558	2,463,906
MSC Industrial Direct Co., Inc., Class A	12,872	1,107,764
O'Reilly Automotive, Inc.*	889	1,023,772
Target Corp.	6,878	1,072,005
		8,860,940
Semiconductors — 2.0%
Microchip Technology, Inc.	13,650	1,095,959
Teradyne, Inc.	5,842	782,419
		1,878,378
Software — 1.8%
Fidelity National Information Services, Inc.	19,988	1,673,995
Transportation — 3.8%
Canadian Pacific Kansas City Ltd.	14,069	1,203,462
Kirby Corp.*	7,890	965,973
Landstar System, Inc.	7,671	1,448,822
		3,618,257
Trucking and Leasing — 1.3%
GATX Corp.	9,067	1,200,924
TOTAL COMMON STOCKS (Cost $64,947,343)		87,201,074

REAL ESTATE INVESTMENT TRUSTS — 7.9%
Diversified — 3.3%
Lamar Advertising Co., Class A	15,899	2,124,106
PotlatchDeltic Corp.	23,131	1,042,052
		3,166,158
Industrial — 1.2%
STAG lndustrial, Inc.	28,268	1,104,996
Manufactured Homes — 1.3%
Equity LifeStyle Properties, Inc.	17,846	1,273,134
Single Tenant — 2.1%
Agree Realty Corp.	26,250	1,977,412
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,939,414)		7,521,700

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $885,756)	885,756	$885,756
TOTAL INVESTMENTS — 100.9% (Cost $71,772,513)		$95,608,530
Other Assets & Liabilities — (0.9)%		(865,571)
TOTAL NET ASSETS — 100.0%		$94,742,959

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
Country Weightings as of 9/30/2024††
United States	94%
Canada	3
Bermuda	2
Puerto Rico	1
Total	100%
††	% of total investments as of September 30, 2024.

2